UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1537

                          STERLING CAPITAL CORPORATION
               (Exact name of registrant as specified in charter)

         635 Madison Avenue New York, NY                            10022
    (Address of principal executive offices)                     (Zip code)


                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 980-3360

Date of fiscal year end: 12/31/2003

Date of reporting period: 12/31/2003

Item 1. Reports to Stockholders.

     The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                          STERLING CAPITAL CORPORATION
                               635 Madison Avenue
                              New York, N.Y. 10022






February 20, 2004


To our Shareholders:

     We enclose a report of our Corporation's operations for the year ended December 31, 2003. The net asset value per share of the Corporation's Common Stock as at December 31, 2003 was $7.20, as compared with its net asset value at December 31, 2002 of $6.37 per share. As at February 18, 2004 the unaudited net asset value per share was approximately $7.34.

     As at December 31, 2003 and February 18, 2004 the closing sales price for shares of the Corporation's Common Stock on the American Stock Exchange was $5.35 and $5.50, respectively. Thus, as at December 31, 2003 and February 18, 2004 the market price for the Corporation's shares represented discounts of approximately 26% and 25%, respectively, from the Corporation's net asset values at such dates.

     Certain of the Corporation's officers and directors and their associates may from time to time add to their investments in the Corporation's Common Stock by open market purchases or in private transactions. Officers and directors of the Corporation currently own beneficially, directly or indirectly, an aggregate of 1,977,396 shares (79.1% of the outstanding shares) of the Corporation's capital stock, not including 101,000 shares (4.04% of the Corporation's outstanding shares) owned by certain associates of such persons with respect to which such officers and directors disclaim any beneficial interest.




Very truly yours,


/s/ Wayne S. Reisner
--------------------
Wayne S. Reisner
President

             Report of Independent Registered Public Accounting Firm






To the Shareholders and Board of Directors of Sterling Capital Corporation:


     We have audited the statement of assets and liabilities of Sterling Capital Corporation, including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sterling Capital Corporation as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




TARDINO TOCCI & GOLDSTEIN LLP


New York, New York
February 20, 2004

                          STERLING CAPITAL CORPORATION
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003


                                                      Number of     Market Value
                                                       Shares         (Note A)
                                                       ------         --------
Common & Preferred Stocks - 57.85% of net assets
Technology -16.14%
 Falconstor Software Inc.* ..........................  271,350       $2,371,599
 Cisco Systems Inc.* ................................    9,000          218,070
 Check Point Software Technologies * ................   10,000          168,600
 Advanced Micro Devices, Inc. * .....................   10,000          149,000
                                                                     ----------
                                                                     $2,907,269
                                                                     ----------

Financial Services -11.36%
 J.P. Morgan Chase & Co .............................   10,000       $  367,300
 KeyCorp ............................................   10,000          293,200
 Travelers Ppty Casualty Cl A .......................   17,000          285,260
 MetLife Inc. .......................................    8,000          269,360
 Allstate Corp. .....................................    6,000          258,120
 Wilmington Trust Corp. .............................    7,000          252,000
 Mellon Financial Corp. .............................    5,000          160,550
 Merrill Lynch Strides 7% Conv ......................    6,000          160,500
                                                                     ----------
                                                                     $2,046,290
                                                                     ----------

Real Estate and
Real Estate Investment Trusts - 9.62%
 Camden Property Trust ..............................   12,600       $  558,180
 Equity Residential .................................   11,950          352,645
 Equity Office Properties Trust .....................   10,000          286,500
 Amli Residential Properties Trust ..................    9,000          241,200
 St. Joe Co. ........................................    6,000          223,740
 Equity Residential 9.125% Pfd C ....................    2,500           69,325
                                                                     ----------
                                                                     $1,731,590
                                                                     ----------

* Non-income producing security




         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                December 31, 2003


                                                        Number of   Market Value
                                                         Shares       (Note A)
                                                         ------       --------

Consumer Goods - 5.03%
 Conagra Inc. ...................................         10,000        $263,900
 Newell Rubbermaid Inc. .........................         10,000         227,700
 Sara Lee Corp. .................................         10,000         217,100
 Black & Decker Corp. ...........................          4,000         197,280
                                                                        --------
                                                                        $905,980
                                                                        --------

Industrial and Business Services - 3.70%
 Honeywell International Inc. ...................         10,500        $351,015
 Koninklijke Philips Electronics NV Holdings ....         10,838         315,277
                                                                        --------
                                                                        $666,292
                                                                        --------

Healthcare - 3.34%
 Pfizer Inc. ....................................         10,000        $353,300
 Merck & Co. ....................................          4,000         184,800
 Rhone Poulenc 8.125% Pfd. ......................          2,500          63,350
                                                                        --------
                                                                        $601,450
                                                                        --------

Energy - 2.93%
 Marathon Oil Corp. .............................         10,000        $330,900
 ConocoPhillips .................................          3,000         196,710
                                                                        --------
                                                                        $527,610
                                                                        --------

Telecommunication and Media - 2.38%
 Verizon Communications .........................          8,560        $300,285
 Nokia Corp ADR .................................          7,500         127,500
                                                                        --------
                                                                        $427,785
                                                                        --------

Materials- 1.27%
 Du Pont E I De Nemours & Co. ...................          5,000        $229,450
                                                                        --------

* Non-income producing security


        The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                December 31, 2003


                                                        Number of   Market Value
                                                         Shares       (Note A)

Retail - 1.13%
 May Department Stores .............................         7,000   $   203,490
                                                                     -----------

Automotive & Transportation Services - 0.95%
 Ryder System Inc. .................................         5,000   $   170,750
                                                                     -----------

Total common and preferred stocks  (cost $7,665,181)                 $10,417,956
                                                                     -----------

Total Investments (cost $7,665,181) ................                 $10,417,956
                                                                     ===========



* Non-income producing security





         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003



                                     ASSETS

Investment in securities, at value
    (identified cost $7,665,181) (Note A) ............             $ 10,417,956

Cash..................................................                7,652,423
Investment in real estate (cost $100,000) (Note A) ...                   50,000
Receivables:
    Dividends and interest ...........................                   31,319
    Other ............................................                    3,083
Prepaid Insurance ....................................                    2,917
                                                                   ------------


Total assets                                                       $ 18,157,698
                                                                   ------------


                                   LIABILITIES

Payables:
     Investment Securities Purchased .................             $     84,950
     Accrued expenses and other liabilities ..........                   65,494
                                                                   ------------

Total liabilities ....................................             $    150,444
                                                                   ------------

                                   NET ASSETS

Common Stock, authorized 10,000,000 shares,
    outstanding 2,500,000 shares, $1 par value each ..             $  2,500,000

Paid-in capital.......................................               17,701,668
Excess of distributions over accumulated net investment loss         (6,717,855)
Excess of net realized gain on investments over distribution          1,820,668
Net unrealized appreciation on investments ...........                2,702,773
                                                                   ------------

Net assets............................................             $ 18,007,254
                                                                   ============

Net assets per outstanding share .....................             $       7.20
                                                                   ============





         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2003



Investment income:
    Dividends .....................................                   $ 291,666
    Interest.......................................                      17,401
                                                                      ---------

      Total investment income .....................                   $ 309,067
                                                                      ---------

 Expenses (Notes C and D):
    Officers' salaries ............................                   $ 153,667
    Directors' fees and expenses ..................                      62,101
    Legal, audit and professional fees ............                      42,098
    Payroll taxes, fees and employee benefits .....                      30,513
    Office salaries................................                      26,349
    Rent and Electric..............................                      25,219
    Equipment rentals..............................                      24,499
    Transfer agent and registrar fees .............                      22,975
    Custodian fees and expenses ...................                      17,319
    American Stock Exchange listing fee ...........                      15,000
    Insurance......................................                       8,269
    Miscellaneous..................................                       7,460
    Federal, state and local taxes ................                       2,777
                                                                      ---------
      Total expenses ..............................                   $ 438,246
                                                                      ---------
Net investment loss ...............................                   $(129,179)
                                                                      ---------



                                   (continued)




         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                        STATEMENT OF OPERATIONS-continued
                      For the year ended December 31, 2003



Net investment loss (from previous page) ................           $  (129,179)
                                                                    -----------

Net gain (loss) on investments (Notes A and B):
  Realized loss from securities transactions:
    Proceeds from sales .................................             7,828,112
    Cost of securities sold .............................             9,228,796
                                                                    -----------
    Net realized loss ...................................            (1,400,684)
                                                                    -----------

    Unrealized appreciation (depreciation) on investments:
    Beginning of period .................................              (906,286)
    End of period........................................             2,702,773
                                                                    -----------
    Net increase in unrealized appreciation .............             3,609,059
                                                                    -----------

Net realized loss and unrealized gain on investments ....             2,208,375
                                                                    -----------

Net increase in net assets resulting from operations ....           $ 2,079,196
                                                                    ===========






         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2003 and 2002



                                                                        Year ended
                                                              December 31,       December 31,
                                                                  2003               2002
                                                              ------------       ------------
From investment activities:
  Net investment income (loss) .........................      $   (129,179)      $     13,015

  Net realized gain (loss) from securities transactions         (1,400,684)            15,966
  Net increase (decrease) in unrealized appreciation ...         3,609,059         (4,219,968)
                                                              ------------       ------------

Increase (Decrease) in net assets derived from
  investment activities ................................         2,079,196         (4,190,987)
Distributions to shareholders ..........................              --             (120,000)

Net Assets:
  Beginning of year ....................................        15,928,058         20,239,045
                                                              ------------       ------------

  End of year ..........................................      $ 18,007,254       $ 15,928,058
                                                              ============       ============


         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2003


Note A - Significant Accounting Policies

     Sterling Capital Corporation (the "Corporation") (formerly known as The Value Line Development Capital Corporation) is registered under the Investment Company Act of 1940, as amended (the "Act"), and is a diversified, closed-end investment company. The Corporation operates exclusively as an internally managed investment company whereby its own officers and employees, under the general supervision of its Board of Directors, conduct its operations. The following is a summary of significant accounting policies consistently followed, in all material respects, by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

(1) Security Valuation

     Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Investments in real estate are valued at fair value as determined by the Board of Directors.

(2) Federal Income Taxes

     The Corporation's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders.

     The Corporation for the fiscal year ending December 31, 2003 was a "personal holding company" under the Code, since five or fewer shareholders own directly or indirectly more than 50% in value of the Corporation's outstanding stock, and more than 60% of the Corporation's adjusted ordinary income was "personal holding company income". As a personal holding company, the Corporation will be subject to penalty taxes unless it distributes to its shareholders an amount at least equal to its otherwise undistributed personal holding company income, net of appropriate deductions applicable thereto. The Corporation did not have any undistributed personal holding company income for the year ended December 31, 2003. Personal holding company income does not include the excess, if any, of net realized long-term capital gains over net realized short-term capital losses, less any Federal income tax attributable to such excess. The Corporation has considered methods of minimizing the possible tax impact of being a personal holding company, and if appropriate, will make sufficient distributions to shareholders so that the Corporation will not be subject to such penalty tax.

     At December 31, 2003, the Corporation had a net capital loss carryforward, which may be used to offset future capital gains, of $1,400,684.

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2003


(3) Securities Transactions Valuation

     Securities transactions are accounted for on the date the securities are purchased or sold (trade date), dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Gains and losses from securities transactions were computed on the identified cost basis.

(4) Distributions to Shareholders

     Dividends to shareholders are recorded on the dividend declaration date.

5) Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note B - Securities Transactions

     The following summarizes all securities transactions by the Corporation for the year ended December 31, 2003:

         Purchases ..............................................   $4,303,725
         Sales ..................................................   $9,228,796

     Net realized loss and unrealized gain on investments for the year ended December 31, 2003 was $2,208,375. This amount represents the net increase in value of investments held during the period. The components are as follows:

         Long transactions ......................................   $2,208,375
                                                                   -----------
         Net realized loss and unrealized gain on investments ...   $2,208,375
                                                                   ===========


     As of December 31, 2003, gross unrealized appreciation and (depreciation) of the corporation's securities portfolio were as follows:

         Unrealized appreciation ................................   $2,825,112
         Unrealized depreciation ................................     (122,339)
                                                                    ----------
         Net unrealized appreciation ............................   $2,702,773
                                                                    ==========

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2003


Note C - Rent

     The Corporation sublets a portion of office space at 635 Madison Avenue, New York, NY, from Windy Gates Corporation ("Windy Gates"), a corporation controlled by Walter Scheuer, the Chairman of the Board of Directors and principal shareholder of the Corporation. The term of the Windy Gates lease expires on June 30, 2004. The term of the sublease to the Corporation expires on June 30, 2004. The annual rental obligation of these premises is being allocated between the Corporation and Windy Gates on the basis of each such party's use of this space. The Corporation's current net annual rent expense for this space is approximately $25,000.

Note D - Other Transactions with Affiliates

     Aggregate remuneration paid or accrued by the Corporation for the year ended December 31, 2003 to certain persons who were "affiliated persons" within the meaning of the Act, was as follows:

         Officers' salaries .................... $153,667
         Directors' fees .......................   60,000


     Incident to the sublease arrangements for office space at 635 Madison Avenue referred to in Note C above, Mr. Scheuer and the Corporation, have allocated certain of the expenses incurred in connection with each of such party's use of various services located thereat, including office equipment and secretarial, administrative and internal accounting personnel. For the year ended December 31, 2003, Mr. Scheuer and the Corporation paid or accrued approximately $357,000 and $44,000, respectively, in connection with the allocation of expenses incurred with respect to the use of such services. In addition, during the period certain persons who are also officers of the Corporation rendered services to Mr. Scheuer personally for which they received compensation from Mr. Scheuer.

                          STERLING CAPITAL CORPORATION
                              FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding throughout each year:

                                                                        Year Ended December 31
                                                                        ----------------------
                                                            2003       2002      2001     2000    1999
                                                            ----       ----      ----     ----    ----
Investment income ...................................        $.12      $.20      $.29     $.30     $.25
Expenses ............................................         .17       .20       .19      .21      .21
                                                             ----      ----      ----     ----     ----
Net investment income (loss).........................        (.05)       -        .10      .09      .04

Distributions of net realized
capital gains .......................................          -       (.03)     (.43)    (.51)    (.51)


Distributions of net investment income                         -       (.01)     (.13)    (.08)    (.04)

Net realized gain (loss)and increase
 (decrease)in unrealized appreciation................         .88     (1.69)      .14     (.05)    1.00
                                                             ----      ----      ----     ----     ----

Net increase (decrease) in net asset value                    .83     (1.73)     (.32)    (.55)     .49
Net asset value:
   Beginning of period ..............................        6.37      8.10      8.42     8.97     8.48
                                                             ----      ----      ----     ----     ----
   End of period.....................................       $7.20     $6.37     $8.10    $8.42    $8.97
                                                            =====     =====     =====    =====    =====

Ratio of expenses to average net assets .                     2.7%      2.7%      2.2%     2.4%     2.4%

Ratio of net investment income (loss) to
average net assets ..................................         (.8)%      .1%      1.2%     1.0%      .4%

Portfolio turnover  .................................          47%       30%       38%      49%      37%

Number of shares outstanding at end
of year (in 000's)  .................................       2,500     2,500     2,500    2,500    2,500



           See Report of Independent Registered Public Accounting Firm

Supplemental Information (Unaudited)

     The Directors and Officers of the Corporation, their ages and positions with the Corporation, and their principal occupations during the past five years are as follows:


                                      Independent Directors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
          Name,         Positions Held           Term of               Principal         Portfolios in Fund            Other
    Address* and Age       with the        Office** and Length       Occupation(s)        Complex Overseen     Directorships held by
                         Corporation         of Time Served       During Past 5 Years      by Director***             Director
------------------------------------------------------------------------------------------------------------------------------------

Jay Eliasberg           Director           Director since 1980     Private                        1            None
84                                                                Investor (1)
------------------------------------------------------------------------------------------------------------------------------------

Arthur P. Floor         Director           Director since 1980     Energy                         1            None
79                                                                Consultant (2)
------------------------------------------------------------------------------------------------------------------------------------

Nathan Kingsley         Director           Director since 1984     President, Total               1            None
77                                                                Communications
                                                                  International, a
                                                                  media consulting
                                                                  firm (3)
------------------------------------------------------------------------------------------------------------------------------------

Archer Scherl           Director           Director since 1994     Private                        1            None
72                                                                Investor (4)
------------------------------------------------------------------------------------------------------------------------------------

     * The address of each of te directors is c/o Sterling Capital Corporation, 635 Madison Avenue, New York, New York 10022.
     ** Each director serves for a term of one year and until his successor is duly elected and qualified.
     *** The Corporation is the only investment company overseen by the directors.


(1) Mr. Eliasberg has been a private investor for more than the past five years.
(2) Mr. Floor has held his present position for more than the past five years.
(3) Mr. Kingsley has held his present position for more than the past five years.
(4) Mr. Scherl has been a private investor for more than the past five syears.



                        Interested Director and Officers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Number of
                                               Term of
        Name,           Positions Held      Office** and            Principal          Portfolios in Fund             Other
  Address* and Age         with the        Length of Time         Occupation(s)         Complex Overseen       Directorships held by
                          Corporation          Served          During Past 5 Years       by Director***              Director
------------------------------------------------------------------------------------------------------------------------------------

Walter Scheuer****      Chairman of the    Director since     Private Investor and               1             None
81                      Board              1980               Chairman of the Board
                                                              of the Corporation (1)
------------------------------------------------------------------------------------------------------------------------------------

Wayne S. Reisner        President          (2)                (2)                               N/A            (2)
53
------------------------------------------------------------------------------------------------------------------------------------

Michael Carey           Vice President,    (3)                (3)                               N/A            None
37                      Secretary and
                        Treasurer
------------------------------------------------------------------------------------------------------------------------------------

     * The address of each of the directors is c/o Sterling Capital Corporation, 635 Madison Avenue, New York, New York 10022.
     ** Each director serves for a term of one year and until his successor is duly elected and qualified.
     *** The Corporation is the only investment company overseen by the director.
     **** Mr. Scheuer, who is the controlling shareholder of the Corporation, may be deemed an "interested person" of the Corporation as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

(1) Mr. Scheuer has held his present position with the Corporation since October 28, 1980. From March 1989 until June 2002, Mr. Scheuer was the controlling shareholder of Manchester Capital Corporation ("Manchester"), an investment adviser registered under the Investment Advisers Act of 1940, as amended. In June 2002 Manchester sold substantially all of its assets and changed its name to Winterset Management Corp. ("Winterset").

(2) Mr. Reisner has been President since March 15, 1993. Mr. Reisner was Executive Vice President of the Corporation from July 1988 to March 1993 and was Vice President from November 1985 to July 1988. Mr. Reisner has been employed by the Corporation since August 1985. Mr. Reisner also has been a Vice President and a Director of Windy Gates since March 15, 1993. Mr. Reisner has been a Director and President of Winterset since December 9, 1988 and March 1, 1989, respectively. Mr. Reisner has been a director of Carret and Company LLC since June 2002.

(3) Mr. Carey has been Vice President since July 27, 1999. Mr. Carey has been Secretary and Treasurer of the Corporation since September 30, 2002 and October 29, 1997, respectively. Mr. Carey has been employed by the Corporation since February 1995.

Proxy Voting Policies and Procedures

     The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling toll free 1-800-949-3456.

Non-Fundamental Investment Policy

     On December 16, 2003, the Board of Directors of the Corporation revised the non-fundamental investment policy of the Corporation to permit a greater percentage of the Corporation's assets to be invested in securities of other registered investment companies. The Corporation may now invest in securities of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended.

                          STERLING CAPITAL CORPORATION
                   Report for the Year Ended December 31, 2003






                  OFFICERS

Walter Scheuer ......................    Chairman of the Board of Directors
Wayne S. Reisner ....................    President
Michael Carey .......................    Vice President, Secretary and Treasurer



                                    DIRECTORS

Jay Eliasberg (1)                                        Nathan Kingsley (1)
Arthur P. Floor (1)                                       Archer Scherl (1)
                                 Walter Scheuer


     Transfer Agent and Registrar                              Custodian

    Registrar and Transfer Company                            Citibank, N.A.
         10 Commerce Drive                                    120 Broadway
      Cranford, New Jersey 07016                       New York, New York  10271

                 Auditors                                   General Counsel

    Tardino Tocci & Goldstein LLP                            Skadden, Arps,
            The Chanin Building                        Slate, Meagher & Flom LLP
   122 East 42nd Street Suite 1518                          Four Times Square
       New York, New York 10168                         New York, New York 10036



(1)      Member of the Audit Committee

Item 2. Code of Ethics.

     (a) The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer or controller or persons performing similar functions.

     (b)  Not applicable.

     (c) The Registrant has not amended its code of ethics during the period covered by the report in Item 1 above.

     (d) The Registrant has not granted a waiver or implicit waiver from a provision of its code of ethics during the period covered by the report in Item 1 above.

     (e)  Not applicable.

     (f) A copy of the Registrant's code of ethics is filed as an exhibit pursuant to Item 10(a)(1) of this Form N-CSR.


Item 3. Audit Committee Financial Expert.

     The Registrant's board of directors has determined that Archer Scherl, an "independent" director, qualifies as the audit committee financial expert, as defined in Item 3 of Form N-CSR.


Item 4. Principal Accountant Fees and Services.

        (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:


                                                2003                2002
                                              -------             -------
         Audit Fees                           $23,000             $19,500
         Tax Fees                               2,000               1,500

     (e)(1) The registrant's audit committee has adopted policies and procedures with regard to the pre-approval of audit, audit-related and tax compliance services provided by the registrant's principal accountant on an annual basis. Certain non-audit services provided to the registrant, if required, will also be subject to pre-approval by the audit committee. (2) No services included in (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g)  Not applicable.

     (h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

     The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The audit committee members are Archer Scherl, Jay Eliasberg, Arthur Floor, and Nathan Kingsley.



Item 6. [Reserved.]



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     The Registrant's proxy voting policies and procedures that it uses to determine how to vote proxies' relating to portfolio securities is as follows:


     Sterling Capital Corporation (the "Company") is uniquely structured as an internally managed closed-end investment company. Our research efforts, including the receipt and analysis of proxy material, are focused on the securities in the Company's portfolio, as well as alternative investment opportunities. We vote proxies relating to our portfolio securities in the best long-term interests of the Company.

     Our investment approach stresses fundamental security analysis, which includes an evaluation of the integrity, as well as the effectiveness of management personnel. In proxy material, we review management proposals and management recommendations relating to shareholder proposals in order to, among other things, gain assurance that management's positions are consistent with its integrity and the long-term interests of the company. We generally find this to be the case and, accordingly, give significant weight to the views of management when we vote proxies.

     Proposals that may have an impact on the rights or privileges of the securities held by the Company would be reviewed very carefully. The explanation for a negative impact could justify the proposal; however, if such justification were not present, we would vote against a significant reduction in the rights or privileges associated with any of our holdings.

     Proposals relating to corporate governance matters are reviewed on a case-by-case basis. When they involve changes in the state of incorporation, mergers or other restructuring, we would, if necessary, complete our review of the rationale for the proposal by contacting company representatives and, with few exceptions, vote in favor of management's recommendations.

     Proposals relating to anti-takeover provisions, such as staggered boards, poison pills and supermajorities could be more problematic. They would be considered in light of our assessment of the capability of current management, the duration of the proposal, the negative impact it might have on the attractiveness of the company to future "investors," among other factors. We can envision circumstances under which we would vote against an anti-takeover provision.

     Generally, we would vote with management on proposals relating to changes to the company's capital structure, including increases and decreases of capital and issuances of preferred stock; however, we would review the facts and circumstances associated with each proposal before finalizing our decision.

     Well-structured stock option plans and management compensation programs are essential for companies to attract and retain high caliber management personnel. We generally vote in favor of proposals relating to these issues; however, there could be an occasion on which we viewed such a proposal as over reaching on the part of management or having the potential for excessive dilution when we would vote against the proposal.

     Corporations should act in a responsible manner toward their employees, the communities in which they are located, the customers they serve and the world at large. We have observed that most stockholder proposals relating to social issues focus on a narrow issue and the corporate position set forth in the proxy material provides a well-considered response demonstrating an appropriate and responsible action or position. Accordingly, we generally support management recommendations on these types of proposals; however, we would consider each proposal on a case-by-case basis.

     We take voting proxies of securities held in our portfolio very seriously. As indicated above, it is an integral part of the analytical process at Sterling Capital Corporation. Each proposal and any competing interests are reviewed carefully on a case-by-case basis. Generally, we support and vote in accordance with the recommendations of management; however, the overriding basis for the votes we cast is the best long-term interests of the Company.



Item 8. [Reserved.]



Item 9. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     (b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that could significantly affect the Registrant's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STERLING CAPITAL CORPORATION

By: /s/ Wayne S. Reisner
    --------------------
Name: Wayne S. Reisner
Title: President
Date: March 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wayne S. Reisner
    --------------------
Name: Wayne S. Reisner
Title:   Principal Executive Officer
Date: March 5, 2004

By: /s/ Michael J. Carey
    --------------------
Name: Michael J. Carey
Title:   Principal Financial Officer
Date: March 5, 2004